STOCKHOLDERS EQUITY (Details) - shares	Jan. 31, 2025	Jul. 31, 2024	Jan. 26, 2023
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	14,781,803	14,781,803
Undesignated preferred stock authorized	19,920,000		20,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares outstanding	80,000	80,000